UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6310
Greenwich Street Series Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

                  The Semi-Annual Report to Stockholders is filed herewith.

Greenwich Street Series Fund Semi-Annual Report

Salomon Brothers Variable Money Market Fund

Salomon Brothers Variable All Cap Value Fund

Salomon Brothers Variable International Equity Fund

June 30, 2005

Semi-Annual Report for Greenwich Street Series Fund

 WHAT’S INSIDE

Fund at a Glance:

Salomon Brothers Variable Money Market Fund	1

Salomon Brothers Variable All Cap Value Fund	2

Salomon Brothers Variable International Equity Fund	3

Fund Expenses	4

Schedules of Investments	6

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	21

Important Information:

Salomon Brothers Variable Money Market Fund	26

Salomon Brothers Variable All Cap Value Fund	27

Salomon Brothers Variable International Equity Fund	28

 Fund at a Glance — Salomon Brothers Variable Money Market Fund (unaudited)

 Fund at a Glance — Salomon Brothers Variable All Cap Value Fund (unaudited)

 Fund at a Glance — Salomon Brothers Variable International Equity Fund (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Salomon Brothers Variable
Money Market Fund	0.72%	$1,000.00	$1,007.20	1.25%	$6.22

Salomon Brothers Variable
All Cap Value Fund — Class I	(3.60)	1,000.00	964.00	1.84	8.96

Salomon Brothers Variable
International Equity Fund — Class I	(1.67)	1,000.00	983.30	2.94	14.46

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/ or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each Fund’s or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Salomon Brothers Variable
Money Market Fund	5.00%	$1,000.00	$1,018.60	1.25%	$6.26

Salomon Brothers Variable
All Cap Value Fund — Class I	5.00	1,000.00	1,015.67	1.84	9.20

Salomon Brothers Variable
International Equity Fund — Class I	5.00	1,000.00	1,010.22	2.94	14.65

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each Fund’s or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005
Salomon Brothers Variable Money Market Fund

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 98.6%

U.S. GOVERNMENT OBLIGATION — 18.3%

$100,000	U.S. Treasury Bills, 2.704% due 7/7/05 (Cost — $99,955)	$99,955

U.S. GOVERNMENT AGENCIES — 80.3%

105,000	Federal Home Loan Bank (FHLB), Discount Notes, 3.122% due 7/6/05	104,954

110,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 3.082% due 7/5/05	109,962
	Federal National Mortgage Association (FNMA), Discount Notes:

115,000	3.101% due 7/1/05	115,000

110,000	3.212% due 7/14/05	109,873

	TOTAL U.S. GOVERNMENT AGENCIES

	(Cost — $439,789)	439,789

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS

	(Cost — $539,744)	539,744

REPURCHASE AGREEMENT — 3.5%

19,000	Interest in $95,035,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America Corp., 2.750% due 7/1/05; Proceeds at maturity — $19,001; (Fully collateralized by various U.S. Treasury Bonds and Notes, 3.375% to 7.875% due 10/15/09 to 2/15/21; Market value — $19,380) (Cost — $19,000)	19,000

	TOTAL INVESTMENTS — 102.1% (Cost — $558,744#)	558,744

	Liabilities in Excess of Other Assets — (2.1)%	(11,464)

	TOTAL NET ASSETS — 100.0%	$547,280

# Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Salomon Brothers Variable All Cap Value Fund

SHARES	SECURITY	VALUE

COMMON STOCK — 99.4%

CONSUMER DISCRETIONARY — 13.3%

Auto Components — 0.5%

400	BorgWarner, Inc.	$21,468

Leisure Equipment & Products — 2.7%

3,000	Hasbro, Inc	62,370

3,000	Mattel, Inc	54,900

		117,270

Media — 8.6%

600	Clear Channel Communications, Inc	18,558

2,100	Comcast Corp., Special Class A Shares *	62,895

1,800	Interpublic Group of Cos., Inc. *	21,924

4,100	News Corp., Class B Shares	69,126

1,900	Pearson PLC	22,396

4,250	Time Warner, Inc. *	71,017

1,500	Viacom, Inc., Class B Shares	48,030

2,300	Walt Disney Co	57,914

		371,860

Specialty Retail — 1.5%

1,600	Home Depot, Inc.	62,240

	TOTAL CONSUMER DISCRETIONARY	572,838

CONSUMER STAPLES — 3.3%

Beverages — 0.4%

300	Molson Coors Brewing Co., Class B Shares	18,600

Food & Staples Retailing — 1.3%

2,525	Safeway, Inc.	57,040

Food Products — 1.6%

2,700	Unilever PLC	26,066

1,100	Unilever PLC, Sponsored ADR	42,735

		68,801

	TOTAL CONSUMER STAPLES	144,441

ENERGY — 10.5%

Energy Equipment & Services — 3.3%

1,000	Baker Hughes, Inc.	51,160

2,300	GlobalSantaFe Corp.	93,840

		145,000

Oil, Gas & Consumable Fuels — 7.2%

1,000	Anadarko Petroleum Corp.	82,150

200	BP PLC, Sponsored ADR	12,476

1,000	Canadian Natural Resources Ltd.	36,380

1,200	Chevron Corp.	67,104

200	ConocoPhillips	11,498

600	Exxon Mobil Corp.	34,482

200	Murphy Oil Corp.	10,446

2,900	Williams Cos., Inc.	55,100

		309,636

	TOTAL ENERGY	454,636

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Salomon Brothers Variable All Cap Value Fund

SHARES	SECURITY	VALUE

FINANCIALS — 20.5%

Commercial Banks — 4.9%

1,000	MGIC Investment Corp.	$65,220

7	Mitsubishi Tokyo Financial Group, Inc.	59,390

2,200	PMI Group, Inc.	85,756

		210,366

Diversified Financial Services — 9.5%

1,700	American Express Co.	90,491

1,200	Bank of New York Co., Inc.	34,536

2,100	JPMorgan Chase & Co.	74,172

2,300	MBNA Corp.	60,168

1,100	Merrill Lynch & Co., Inc.	60,511

800	Morgan Stanley	41,976

1,000	State Street Corp.	48,250

		410,104

Insurance — 5.4%

600	Ambac Financial Group, Inc.	41,856

800	American International Group, Inc.	46,480

900	Chubb Corp.	77,049

900	Hartford Financial Services Group, Inc.	67,302

		232,687

Real Estate — 0.7%

1,900	Digital Realty Trust, Inc.	33,022

	TOTAL FINANCIALS	886,179

HEALTH CARE — 13.1%

Biotechnology — 2.1%

500	Amgen, Inc. *	30,230

10,300	Aphton Corp. *	7,622

2,917	Enzo Biochem, Inc. *	52,302

		90,154

Health Care Equipment & Supplies — 0.2%

300	Boston Scientific Corp. *	8,100

Pharmaceuticals — 10.8%

2,000	Abbott Laboratories	98,020

200	Eli Lilly and Co.	11,142

1,600	GlaxoSmithKline PLC, ADR	77,616

1,400	Johnson & Johnson	91,000

900	Novartis AG, ADR	42,696

2,500	Pfizer, Inc.	68,950

1,800	Wyeth	80,100

		469,524

	TOTAL HEALTH CARE	567,778

INDUSTRIALS — 8.2%

Aerospace & Defense — 3.1%

800	Boeing Co.	52,800

2,100	Raytheon Co.	82,152

		134,952

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Salomon Brothers Variable All Cap Value Fund

SHARES	SECURITY	VALUE

Airlines — 1.4%

4,400	Southwest Airlines Co.	$61,292

Industrial Conglomerates — 2.1%

1,400	Honeywell International, Inc.	51,282

1,400	Tyco International Ltd.	40,880

		92,162

Machinery — 1.6%

700	Caterpillar, Inc.	66,717

	TOTAL INDUSTRIALS	355,123

INFORMATION TECHNOLOGY — 18.3%

Communications Equipment — 4.6%

1,900	Cisco Systems, Inc. *	36,309

18,500	Lucent Technologies, Inc. *	53,835

3,000	Motorola, Inc.	54,780

3,200	Nokia Oyj, Sponsored ADR	53,248

		198,172

Computers & Peripherals — 1.9%

1,400	Electronics for Imaging, Inc. *	29,456

700	International Business Machines Corp.	51,940

		81,396

Electronic Equipment & Instruments — 3.9%

2,400	Agilent Technologies, Inc. *	55,248

700	Maxwell Technologies, Inc. *	8,533

200	Samsung Electronics Co., Ltd., GDR (a)	47,850

15,600	Solectron Corp. *	59,124

		170,755

Internet Software & Services — 0.3%

500	IAC/InterActiveCorp *	12,025

Office Electronics — 0.3%

1,300	IKON Office Solutions, Inc	12,363

Semiconductors & Semiconductor Equipment — 4.8%

2,700	Applied Materials, Inc.	43,686

600	Novellus Systems, Inc. *	14,826

7,619	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	69,485

2,900	Texas Instruments, Inc.	81,403

		209,400

Software — 2.5%

3,300	Micromuse, Inc. *	18,678

3,300	Microsoft Corp.	81,972

1,200	RealNetworks, Inc. *	5,964

		106,614

	TOTAL INFORMATION TECHNOLOGY	790,725

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Salomon Brothers Variable All Cap Value Fund

SHARES	SECURITY	VALUE

MATERIALS — 9.3%

Chemicals — 4.0%

1,600	Dow Chemical Co.	$71,248

900	E.I. du Pont de Nemours and Co.	38,709

2,100	Engelhard Corp.	59,955

		169,912

Metals & Mining — 3.7%

2,200	Alcoa, Inc.	57,486

500	Allegheny Technologies, Inc.	11,030

1,200	Newmont Mining Corp.	46,836

1,400	RTI International Metals, Inc. *	43,974

1,000	WGI Heavy Minerals, Inc. *	1,795

		161,121

Paper & Forest Products — 1.6%

1,100	Weyerhaeuser Co.	70,015

	TOTAL MATERIALS	401,048

TELECOMMUNICATION SERVICES — 2.8%

Diversified Telecommunication Services — 1.3%

2,400	SBC Communications, Inc.	57,000

Wireless Telecommunication Services — 1.5%

2,600	Vodafone Group PLC, Sponsored ADR	63,232

	TOTAL TELECOMMUNICATION SERVICES	120,232

UTILITIES — 0.1%

Multi-Utilities — 0.1%

500	Dynegy, Inc., Class A Shares *	2,430

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $3,858,264)	4,295,430

FACE
AMOUNT

SHORT-TERM INVESTMENT — 1.4%

Repurchase Agreement — 1.4%

$60,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America Corp., 3.350% due 7/1/05, Proceeds at maturity — $60,006; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $61,200) (Cost — $60,000)	60,000

	TOTAL INVESTMENTS — 100.8% (Cost — $3,918,264#)	4,355,430

	Liabilities in Excess of Other Assets — (0.8)%	(33,760)

	TOTAL NET ASSETS — 100.0%	$4,321,670

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable International Equity Fund

SHARES	SECURITY	VALUE

COMMON STOCK — 95.7%

Australia — 1.6%

1,000	Macquarie Bank Ltd.	$45,509

Denmark — 1.7%

930	Novo Nordisk A/S, Class B Shares	47,331

Finland — 2.9%

5,000	Nokia Oyj	83,782

France — 6.5%

2,000	Axa	50,015

625	Essilor International SA	42,723

800	Total SA, Sponsored ADR	93,480

	Total France	186,218

Germany — 4.8%

450	BASF AG, Sponsored ADR	29,700

1,300	SAP AG, Sponsored ADR	56,290

1,400	Stada Arzneimittel AG	50,898

	Total Germany	136,888

Hong Kong — 1.9%

2,000	Hutchison Whampoa Ltd.	18,077

4,000	Swire Pacific Ltd., Class A Shares	35,383

	Total Hong Kong	53,460

Ireland — 7.1%

3,900	Bank of Ireland	63,321

2,512	CRH PLC	66,709

6,000	Irish Continental Group PLC *	71,393

	Total Ireland	201,423

Italy — 0.9%

2,000	Saipem S.p.A.	26,955

Japan — 18.1%

1,000	Canon, Inc	52,655

5,000	Dowa Mining Co., Ltd.	33,360

2,000	Honda Motor Co., Ltd., Sponsored ADR	49,220

300	Hoya Corp.	34,623

1,000	Ito-Yokado Co., Ltd.	33,180

6	Mitsubishi Tokyo Financial Group, Inc.	50,906

300	Nichii Gakkan Co.	7,303

200	Nidec Corp.	21,170

2,000	Nomura Holdings, Inc.	23,929

300	Rohm Co., Ltd.	28,943

500	Seven-Eleven Japan Co., Ltd., Unsponsored ADR	13,898

2,000	Sharp Corp.	31,269
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable International Equity Fund

SHARES	SECURITY	VALUE

Japan — 18.1% (continued)

600	Shin-Etsu Chemical Co., Ltd.	$22,775

4,000	Terumo Corp.	115,409

	Total Japan	518,640

Mexico — 3.8%

27,000	Wal-Mart de Mexico S.A. de CV	109,479

Netherlands — 2.2%

975	Royal Dutch Petroleum Co.	63,699

Norway — 0.9%

2,900	Stolt Offshore S.A. *	26,494

Singapore — 1.8%

6,000	DBS Group Holdings Ltd.	50,858

Spain — 4.1%

5,000	Indra Sistemas S.A.	99,026

1,144	Telefonica S.A.	18,740

	Total Spain	117,766

Switzerland — 14.0%

2,500	Mettler-Toledo International, Inc. *	116,450

240	Nestle SA	61,370

900	Roche Holding AG	113,807

200	Synthes, Inc	21,938

1,100	UBS AG	85,757

	Total Switzerland	399,322

United Kingdom — 22.3%

2,000	BOC Group PLC	35,999

6,600	BP PLC	68,745

14,800	Capita Group PLC	97,640

3,000	Diageo PLC	44,263

825	HSBC Holdings PLC, Sponsored ADR	65,711

16,000	O2 PLC *	39,082

1,138	Royal Bank of Scotland Group PLC	34,397

22,000	Serco Group PLC	100,573

1,700	Smith & Nephew PLC	16,793

11,207	Tesco PLC	64,041

7,000	Tomkins PLC	32,816

3,700	WPP Group PLC	38,108

	Total United Kingdom	638,168

United States — 1.1%

1,802	News Corp., Class B Shares	30,382

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,772,785)	2,736,374

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable International Equity Fund

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 3.2%

Repurchase Agreement — 3.2%

$93,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America Corp., 3.350% due 7/1/05, Proceeds at maturity — $93,009; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $94,860) (Cost — $93,000)	$93,000

	TOTAL INVESTMENTS — 98.9% (Cost — $1,865,785#)	2,829,374

	Other Assets in Excess of Liabilities — 1.1%	30,108

	TOTAL NET ASSETS — 100.0%	$2,859,482

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt.

Summary of Investments by Sector†

Financials	17.9%

Information Technology	17.4

Health Care	14.4

Consumer Discretionary	10.3

Energy	9.9

Materials	9.2

Industrials	9.1

Consumer Staples	6.5

Repurchase Agreement	3.3

Telecommunication Services	2.0

100.0%

†	As a percentage of total investments.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

	Money	All Cap
	Market	Value	International
	Fund	Fund	Equity Fund

ASSETS:

Investments, at cost	$558,744	$3,918,264	$1,865,785

Foreign currency, at cost	—	354	45,443

Investments, at value	$558,744	$4,355,430	$2,829,374

Foreign currency, at value	—	352	41,931

Cash	1,847	681	634

Receivable from manager	6,103	—	—

Dividends and interest receivable	1	6,932	12,228

Receivable for securities sold	—	3,811	—

Prepaid expenses	—	—	2,669

Total Assets	566,695	4,367,206	2,886,836

LIABILITIES:

Trustees’ fees payable	1,525	1,979	1,899

Dividends payable	725	—	—

Payable for Fund shares repurchased	686	5,971	3,653

Transfer agent fees payable	10	98	9

Payable for securities purchased	—	16,012	—

Investment advisory fees payable	—	2,358	1,998

Administration fees payable	—	721	—

Accrued expenses	16,469	18,397	19,795

Total Liabilities	19,415	45,536	27,354

Total Net Assets	$547,280	$4,321,670	$2,859,482

NET ASSETS:

Par value (Note 4)	$547	$1,241	$373

Paid-in capital in excess of par value	546,733	5,052,349	1,806,717

Accumulated net investment loss	—	(6,154)	(4,854)

Accumulated net realized gain (loss) on investments and foreign currency transactions	—	(1,162,930)	96,443

Net unrealized appreciation of investments and foreign currencies	—	437,164	960,803

Total Net Assets	$547,280	$4,321,670	$2,859,482

Shares Outstanding:

Class I Shares	547,280	1,240,891	372,862

Net Asset Value:

Class I Shares	$1.00	$3.48	$7.67

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months Ended June 30, 2005

	Money	All Cap	International
	Market	Value	Equity
	Fund	Fund	Fund

INVESTMENT INCOME:

Dividends	—	$34,082	$43,439

Interest	$7,747	3,401	713

Less: Foreign taxes withheld	—	(805)	(4,631)

Total Investment Income	7,747	36,678	39,521

EXPENSES:

Custody	6,719	8,730	9,317

Audit and tax	6,302	6,946	7,658

Legal fees	3,849	6,452	4,010

Insurance	1,592	907	397

Trustees’ fees	1,153	885	467

Investment advisory fee (Note 2)	867	10,060	12,396

Administration fees (Note 2)	579	4,471	—

Shareholder reports	486	2,300	2,150

Transfer agent fees (Note 2)	22	31	22

Pricing fees	—	—	5,456

Miscellaneous expenses	694	429	1,023

Total Expenses	22,263	41,211	42,896

Less: Investment advisory and administration fee waiver and expense reimbursement (Note 2 )	(18,647)	—	—

Net Expenses	3,616	41,211	42,896

Net Investment Income (Loss)	4,131	(4,533)	(3,375)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	—	50,133	27,119

Foreign currency transactions	—	(9)	(152)

Net Realized Gain	—	50,124	26,967

Change in Net Unrealized Appreciation/ Depreciation From:

Investments	—	(222,483)	(70,991)

Foreign currencies	—	(2)	(4,373)

Change in Net Unrealized Appreciation/ Depreciation	—	(222,485)	(75,364)

Net Loss on Investments and Foreign Currency Transactions	—	(172,361)	(48,397)

Increase (Decrease) in Net Assets From Operations	$4,131	$(176,894)	$(51,772)

See Notes to Financial Statements.

 Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Money Market Fund

	2005	2004

OPERATIONS:

Net investment income (loss)	$4,131	$3,427

Net realized gain	—	—

Change in net unrealized appreciation/depreciation	—	—

Increase (Decrease) in Net Assets From Operations	4,131	3,427

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(4,131)	(3,427)

Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	(4,131)	(3,427)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	26,247	311,293

Reinvestment of distributions	3,639	3,427

Cost of shares repurchased	(102,317)	(427,547)

Decrease in Net Assets From Fund Share Transactions	(72,431)	(112,827)

Decrease in Net Assets	(72,431)	(112,827)

NET ASSETS:

Beginning of period	619,711	732,538

End of period*	$547,280	$619,711

* Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

All Cap Value Fund		International Equity Fund

2005	2004	2005	2004

$(4,533)	$(2,317)	$(3,375)	$(27,121)
50,124	183,982	26,967	295,960
(222,485)	81,137	(75,364)	218,211

(176,894)	262,802	(51,772)	487,050

—	—	—	—
—	—	—	(194,734)

—	—	—	(194,734)

651	71,722	12,032	1,614
—	—	—	194,734
(385,438)	(802,316)	(278,308)	(637,857)

(384,787)	(730,594)	(266,276)	(441,509)

(561,681)	(467,792)	(318,048)	(149,193)
4,883,351	5,351,143	3,177,530	3,326,723

$4,321,670	$4,883,351	$2,859,482	$3,177,530

$(6,154)	$(1,621)	$(4,854)	$(1,479)

See Notes to Financial Statements.

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MONEY MARKET FUND	2005(1)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income From Operations:

Net investment income	0.007		0.005	0.002	0.005	0.029	0.052

Dividends from net investment income	(0.007)		(0.005)	(0.002)	(0.005)	(0.029)	(0.052)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	0.72%		0.49%	0.18%	0.52%	2.91%	5.32%

Net Assets, End of Period (000’s)	$547		$620	$733	$1,613	$2,806	$2,777

Ratios to Average Net Assets:

Gross expenses	7.70	%(5)	5.50%	5.36%	2.98%	2.59%	1.87%

Net expenses(3)(4)	1.25	(5)	0.84	0.95	1.23	1.25	1.22

Net investment income	1.43	(5)	0.49	0.19	0.53	2.82	5.13

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(3)	The investment advisor and administrator have voluntarily waived a portion of their fees and/or reimbursed expenses.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.25%. From time to time, the investment adviser may voluntarily waive additional fees and/or reimburse additional expenses to maintain a minimum yield threshold.
(5)	Annualized.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

ALL CAP VALUE FUND —
CLASS I SHARES	2005(1)(2)		2004(1)		2003(1)		2002(1)	2001	2000

Net Asset Value, Beginning of Period	$3.61		$3.42		$2.49		$6.10	$10.90	$12.06

Income (Loss) From Operations:

Net investment income (loss)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.02)	0.29	0.52

Net realized and unrealized gain (loss)	(0.13)		0.19		0.93		(1.75)	(1.91)	1.35

Total Income (Loss) From Operations	(0.13)		0.19		0.93		(1.77)	(1.62)	1.87

Less Distributions From:

Net investment income	—		—		—		(0.24)	(0.44)	(0.70)

Net realized gains	—		—		—		(1.60)	(2.74)	(2.33)

Total Distributions	—		—		—		(1.84)	(3.18)	(3.03)

Net Asset Value, End of Period	$3.48		$3.61		$3.42		$2.49	$6.10	$10.90

Total Return(4)	(3.60)%		5.56%		37.35%		(30.65)%	(16.39)%	18.56%

Net Assets, End of Period (000’s)	$4,322		$4,883		$5,351		$4,734	$8,676	$14,562

Ratios to Average Net Assets:

Gross expenses	1.84	%(5)	1.45%		1.51%		1.86%	0.97%	0.91%

Net expenses	1.84	(5)	1.44	(6)	1.51		1.86	0.97	0.91

Net investment income (loss)	(0.20	)(5)	(0.05)		(0.18)		(0.44)	2.58	2.74

Portfolio Turnover Rate	15%		30%		27%		45%	40%	0%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

INTERNATIONAL EQUITY FUND —
CLASS I SHARES	2005(1)(2)		2004(1)	2003	2002(1)	2001(1)(3)	2000(1)

Net Asset Value, Beginning of Period	$7.80		$7.10	$6.11	$9.11	$192.64	$331.20

Income (Loss) From Operations:

Net investment loss	(0.01)		(0.06)	(0.03)	(0.07)	(0.05)	(1.92)

Net realized and unrealized gain (loss)	(0.12)		1.27	1.59	(1.87)	(59.15)	(53.92)

Total Income (Loss) From Operations	(0.13)		1.21	1.56	(1.94)	(59.20)	(55.84)

Less Distributions From:

Net investment income	—		—	—	—	—	(9.44)

Net realized gains	—		(0.51)	(0.57)	(1.06)	(124.33)	(73.28)

Total Distributions	—		(0.51)	(0.57)	(1.06)	(124.33)	(82.72)

Net Asset Value, End of Period	$7.67		$7.80	$7.10	$6.11	$9.11	$192.64

Total Return(4)	(1.67)%		17.04%	25.63%	(21.82)%	(30.80)%	(18.90)%

Net Assets, End of Period (000’s)	$2,859		$3,178	$3,327	$3,282	$5,554	$11,022

Ratios to Average Net Assets:

Gross expenses	2.94	%(5)	2.78%	2.60%	2.54%	1.41%	1.41%

Net expenses	2.94	(5)	2.74 (6)	2.60	2.54	1.41	1.41

Net investment loss	(0.23	)(5)	(0.87)	(0.57)	(0.92)	(0.23)	(0.78)

Portfolio Turnover Rate	1%		20%	30%	28%	0%	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Per share amounts have been restated to reflect a 1 for 16 reverse stock split which was effective on September 7, 2001.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

     1.  Organization and Significant Accounting Policies

      The Salomon Brothers Variable Money Market Fund (“Money Market Fund”), Salomon Brothers Variable All Cap Value Fund (“All Cap Value Fund”) and Salomon Brothers Variable International Equity Fund (“International Equity Fund”) (“Fund(s)”) were separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Credit and Market Risk. Certain Funds may invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield securities reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. In addition, certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

      (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

 Notes to Financial Statements (unaudited) (continued)

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (f) Distributions to Shareholders. For the Money Market Fund, distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions from net investment income and distributions of net realized gains, if any, to shareholders of the All Cap Value Fund and the International Equity Fund are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

     2.  Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      The Trust, on behalf of the Money Market Fund, All Cap Value Fund and International Equity Fund, has entered into investment advisory agreements (“Advisory Agreement”) with Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”).

      Under each investment advisory agreement, the Fund pays an investment advisory fee calculated at an annual rate of each respective Fund’s average daily net assets. These fees are calculated daily and paid monthly.

      The respective advisers and the annual rates are as follows:

		Advisory
	Adviser	Fee Rate

Money Market Fund	SBAM	0.30%
All Cap Value Fund	SBAM	0.45
International Equity Fund	SBAM	0.85

      The Trust, on behalf of the Money Market Fund and the All Cap Value Fund, has also entered into administration agreements with Smith Barney Fund Management, LLC (“SBFM”). Under the agreements, each Fund pays an administration fee calculated at an annual rate of 0.20% of each Fund’s respective average daily net assets. These fees are calculated daily and paid monthly.

      During the six months ended June 30, 2005, the Money Market Fund had a voluntary expense limitation in place of 1.25% of its average daily net assets. In addition, investment advisory and administration fees were waived and other expenses were reimbursed in order to maintain a minimum daily yield threshold. Collectively, these arrangements

 Notes to Financial Statements (unaudited) (continued)

resulted in waived investment advisory fees and administration fees of $867 and $579, respectively, and expense reimbursements of $17,201. These arrangements can be terminated at any time by SBAM/SBFM.

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Funds paid transfer agent fees totaling $56 to CTB. The totals for each Fund were as follows:

Transfer
Agent

Money Market Fund	$9

All Cap Value Fund	31

International Equity Fund	16

      Citigroup Global Markets Inc. (“CGMI”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

      The Trust, on behalf of the All Cap Value Fund and International Equity Fund, adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class II shares. The Plan provides that the Trust, on behalf of the Funds, shall pay CGM a fee up to 0.25% of the average daily net assets of the Fund attributable to Class II shares. As of June 30, 2005, All Cap Value Fund and International Equity Fund had not issued any Class II shares.

      During the six months ended June 30, 2005, CGMI and its affiliates received brokerage commissions in the amount of $101 for All Cap Value Fund.

      All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive any compensation from the Trust.

     3.  Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

All Cap Value Fund	$659,208	$986,581

International Equity Fund	36,049	325,022

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net
			Unrealized
	Appreciation	Depreciation	Appreciation

All Cap Value Fund	$644,045	$(206,879)	$437,166

International Equity Fund	1,021,982	(58,393)	963,589

     4.  Capital Loss Carryforward

      On December 31, 2004, All Cap Value Fund had, for federal income tax purposes, a capital loss carryforward of $897,281 expires in 2010 and $271,913 expires in 2011.

     5.  Shares of Beneficial Interest

      At June 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The All Cap Value Fund and International Equity Fund have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

      On August 30, 2002, the All Cap Value Fund and the International Equity Fund created a separate class of shares designated as Class II shares. Prior to that date, these Funds issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2005, All Cap Value Fund and International Equity Fund have not issued any Class II shares.

 Notes to Financial Statements (unaudited) (continued)

      Transactions in shares for each Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

Money Market Fund

Shares sold	26,247	$26,247	311,293	$311,293

Shares issued on reinvestment	3,639	3,639	3,427	3,427

Shares repurchased	(102,317)	(102,317)	(427,547)	(427,547)

Net Decrease	(72,431)	$(72,431)	(112,827)	$(112,827)

All Cap Value Fund — Class I Shares

Shares sold	184	$651	21,044	$71,722

Shares issued on reinvestment	—	—	—	—

Shares repurchased	(112,045)	(385,438)	(231,594)	(802,316)

Net Decrease	(111,861)	$(384,787)	(210,550)	$(730,594)

International Equity Fund — Class I Shares

Shares sold	1,595	$12,032	215	$1,614

Shares issued on reinvestment	—	—	25,030	194,734

Shares repurchased	(36,204)	(278,308)	(86,286)	(637,857)

Net Decrease	(34,609)	$(266,276)	(61,041)	$(441,509)

     6.  Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.

      The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

 Notes to Financial Statements (unaudited) (continued)

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

     7.  Legal Matters

      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

      On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

      Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

      As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     8. Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, SBAM (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Funds.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

      Subsequently, on August 1, 2005, the Board approved the new investment advisory contract between the Funds and the Adviser.

     9. Subsequent Event

      On July 8, 2005, the Money Market Fund merged with Smith Barney Money Market Portfolio, a series of Travelers Series Fund Inc. (“TSF”); the International Equity Fund merged with Smith Barney International All Cap Growth Portfolio, a series of TSF; and the All Cap Value Fund merged with Fundamental Value Portfolio, a series of the Trust.

 Money Market Fund — Important Information (unaudited)

SPECIAL MEETING

OF SHAREHOLDERS

July 1, 2005

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Money Market Fund in exchange for shares of the Smith Barney Money Market Portfolio, a series of Travelers Series Fund Inc. (the “SB Money Portfolio”), and the assumption by the SB Money Portfolio of all of the liabilities of the Money Market Fund, (ii) distribution to shareholders of the Money Market Fund of such shares of the SB Money Portfolio in liquidation of the Money Market Fund and cancellation of the Money Market Fund’s outstanding shares and (iii) the subsequent termination of the Money Market Fund as a series of the Trust.

	% of Shares	Votes	% of Shares	Votes	% of Shares
Votes For	Voted	Against	Voted	Abstained	Voted

394,050.190	87.68%	0	0%	55,363.240	12.32%

 All Cap Value Fund — Important Information (unaudited)

SPECIAL MEETING

OF SHAREHOLDERS

July 1, 2005

Proposal 1:

To approve a Plan of Reorganization providing for (i) the acquisition of all of the assets of the All Cap Value Fund in exchange for shares of Fundamental Value Portfolio, a series of the Trust (the “Acquiring Fund”), and the assumption by the Acquiring Fund of all of the liabilities of the All Cap Value Fund, (ii) distribution to shareholders of the All Cap Value Fund of such shares of the Acquiring Fund in liquidation of the All Cap Value Fund and cancellation of the All Cap Value Fund’s outstanding shares and (iii) the subsequent termination of the All Cap Value Fund as a series of the Trust.

	% of Shares	Votes	% of Shares	Votes	% of Shares
Votes For	Voted	Against	Voted	Abstained	Voted

1,183,220.447	93.99%	25,587.279	2.03%	50,089.410	3.98%

 International Equity Fund — Important Information (unaudited)

SPECIAL MEETING

OF SHAREHOLDERS

July 1, 2005

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the International Equity Fund in exchange for shares of the Smith Barney International All Cap Growth Portfolio, a series of Travelers Series Fund Inc. (the “SB International Portfolio”), and the assumption by the SB International Portfolio of all of the liabilities of the International Equity Fund, (ii) distribution to shareholders of the International Equity Fund of such shares of the SB International Portfolio in liquidation of the International Equity Fund and cancellation of the International Equity Fund’s outstanding shares and (iii) the subsequent termination of the International Equity Fund as a series of the Trust.

	% of Shares	Votes	% of Shares	Votes	% of Shares
Votes For	Voted	Against	Voted	Abstained	Voted

336,271.855	89.90%	5,105.881	1.36%	32,691.681	8.74%

Greenwich Street Series Fund

TRUSTEES

Dwight B. Crane

Burt N. Dorsett
R. Jay Gerken, CFA
       Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer
and Treasurer

John G. Goode

Vice President and
Investment Officer

Peter J. Hable

Vice President and
Investment Officer

Martin R. Hanley

Vice President and
Investment Officer

Jeffery J. Russell

Vice President and
Investment Officer

Andrew Beagley

Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISER

Salomon Brothers Asset Management Inc

ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

SUB-TRANSFER AGENT

PFPC Inc.

Greenwich Street Series Fund

Salomon Brothers Variable Money Market Fund

Salomon Brothers Variable All Cap Value Fund

Salomon Brothers Variable International Equity Fund

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

This report is submitted for the general information of the owners of the Greenwich Street Series Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

S-6225-1 N (8/05)
05-7904

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Greenwich Street Series Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Greenwich Street Series Fund

Date:	September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Greenwich Street Series Fund

Date:	September 7, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Greenwich Street Series Fund

Date:	September 7, 2005